Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets

4. Intangible Assets

The carrying amount of goodwill at June 30, 2013 and December 31, 2012 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At June 30, 2013
United States	$1,177.4	$19.2	$—	$1,196.6
Foreign, principally Australia, Canada and the U.K.	307.5	2.0	—	309.5

Total goodwill—net	$1,484.9	$21.2	$—	$1,506.1

At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill—net	$1,451.4	$21.3	$—	$1,472.7

The changes in the carrying amount of goodwill for the six-month period ended June 30, 2013 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7
Goodwill acquired during the period	49.2	—	—	49.2
Goodwill adjustments due to appraisals and other acquisition adjustments	3.3	—	—	3.3
Foreign currency translation adjustments during the period	(19.0)	(0.1)	—	(19.1)

Balance as of June 30, 2013	$1,484.9	$21.2	$—	$1,506.1

Major classes of amortizable intangible assets at June 30, 2013 and December 31, 2012 consist of the following (in millions):

	June 30, 2013	December 31, 2012
Expiration lists	$1,207.8	$1,175.0
Accumulated amortization - expiration lists	(444.8)	(390.8)

	763.0	784.2

Non-compete agreements	30.6	30.9
Accumulated amortization - non-compete agreements	(24.3)	(23.3)

	6.3	7.6

Trade names	21.3	23.0
Accumulated amortization - trade names	(5.9)	(5.2)

	15.4	17.8

Net amortizable assets	$784.7	$809.6

Estimated aggregate amortization expense for each of the next five years is as follows:

2013 (remaining six months)	$57.9
2014	113.5
2015	108.4
2016	103.1
2017	95.1

Total	$478.0

5.	Intangible Assets

The carrying amount of goodwill at December 31, 2012 and 2011 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill - net	$1,451.4	$21.3	$—	$1,472.7

At December 31, 2011
United States	$951.0	$18.5	$—	$969.5
Foreign, principally Australia, Canada and the U.K.	185.6	0.2	—	185.8

Total goodwill - net	$1,136.6	$18.7	$—	$1,155.3

The changes in the carrying amount of goodwill for 2012 and 2011 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of January 1, 2011	$866.6	$17.1	$—	$883.7
Goodwill acquired during the year	246.0	—	—	246.0
Goodwill related to earnouts recognized during the year	30.0	—	—	30.0
Goodwill adjustments related to appraisals and other acqusition adjustments	6.9	1.6	—	8.5
Goodwill written-off related to sales of operations	(4.3)	—	—	(4.3)
Foreign currency translation adjustments during the year	(8.6)	—	—	(8.6)

Balance as of December 31, 2011	1,136.6	18.7	—	1,155.3
Goodwill acquired during the year	308.1	0.7	—	308.8
Goodwill related to earnouts recognized during the year	0.1	—	—	0.1
Goodwill adjustments related to appraisals and other acqusition adjustments	(0.6)	(0.2)	—	(0.8)
Goodwill related to transfers of operations between segments	(2.0)	2.0	—	—
Foreign currency translation adjustments during the year	9.2	0.1	—	9.3

Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7

Major classes of amortizable intangible assets consist of the following (in millions):

	December 31,
	2012	2011
Expiration lists	$1,175.0	$837.5
Accumulated amortization – expiration lists	(390.8)	(296.7)

	784.2	540.8

Non-compete agreements	30.9	26.3
Accumulated amortization – non-compete agreements	(23.3)	(21.3)

	7.6	5.0

Trade names	23.0	19.0
Accumulated amortization – trade names	(5.2)	(3.3)

	17.8	15.7

Net amortizable assets	$809.6	$561.5

Estimated aggregate amortization expense for each of the next five years is as follows (in millions):

2013	$112.8
2014	110.1
2015	105.0
2016	99.6
2017	91.5

Total	$519.0